Credit Facilities - Additional Information (Detail) - Revolving Term Loan [member] - USD ($) $ in Millions		6 Months Ended
	Feb. 27, 2020	Jun. 30, 2020
Disclosure Of Bank Debt Facilities
Information about covenants imposed by lenders on credit facilities		The Company’s Revolving Facility has financial covenants which require the Company to maintain: (i) a net debt to tangible net worth ratio of less than or equal to 0.75:1; and (ii) an interest coverage ratio of greater than or equal to 3.00:1. Only cash interest expenses are included for the purposes of calculating the interest coverage ratio. The Company is in compliance with these debt covenants as at June 30, 2020.
Maximum net debt to tangible net worth ratio		75.00%
Minimum interest coverage ratio		3.00
Extension of revolving term loan [member]
Disclosure Of Bank Debt Facilities
Credit facility extension fees	$ 1
Maximum available credit under revolving term loan		$ 2,000
Bottom of range [member]
Disclosure Of Bank Debt Facilities
Stand-by fees rate charged for undrawn facilities		0.20%
Bottom of range [member] | LIBOR [member]
Disclosure Of Bank Debt Facilities
Basis spread		1.00%
Bottom of range [member] | Bank of Nova Scotia Base Rate [member]
Disclosure Of Bank Debt Facilities
Basis spread		0.00%
Top of range [member]
Disclosure Of Bank Debt Facilities
Stand-by fees rate charged for undrawn facilities		0.41%
Top of range [member] | LIBOR [member]
Disclosure Of Bank Debt Facilities
Basis spread		2.05%
Top of range [member] | Bank of Nova Scotia Base Rate [member]
Disclosure Of Bank Debt Facilities
Basis spread		1.05%